Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders' equity
Share capital

			Total Par Value
	Number of Shares		(Millions of Pesos)
	12/31/2016	12/31/2017	12/31/2016	12/31/2017

Fixed capital:
Series "F" shares	67,792,912,762	67,792,912,762	6,779	6,779
Series "B" shares	13,062,491,041	13,062,491,041	1,307	1,307
	80,855,403,803	80,855,403,803	8,086	8,086

Authorized unsubscribed capital:
Series "F" shares	7,862,838,825	7,862,838,825	—	—
	7,862,838,825	7,862,838,825	—	—
	88,718,242,628	88,718,242,628	8,086	8,086